JPMORGAN TRUST III

270 Park Avenue

New York, New York 10017

December 13, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust III (the “Trust”) on behalf of
The JPMorgan Multi-Manager Alternatives Fund (the “Fund”)
File Nos. 333-192502 and 811-22915

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses for the Fund dated March 1, 2016, as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated December 7, 2016 for the Fund.

If you have any questions, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase